Shareholder Report, Average Annual Return (Details)	11 Months Ended
	Nov. 30, 2025	Nov. 30, 2025
NestYield Total Return Guard ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		12.47%
NestYield Dynamic Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		15.16%
NestYield Visionary ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	23.53%
S&P 500 TR
Average Annual Return [Line Items]
Average Annual Return, Percent	16.06%	14.79%